BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
BASIS OF PRESENTATION

NOTE 1. BASIS OF PRESENTATION

General

The accompanying unaudited consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X of the Securities and Exchange Commission (the “SEC”). Accordingly, they do not include all information and notes to the consolidated financial statements necessary for a complete presentation of financial position, results of operations, comprehensive income and cash flows in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and should be read in conjunction with the Company’s consolidated financial statements and the notes thereto appearing in FCB’s prospectus filed pursuant to Rule 424(b) under the Securities Act (File No. 333-196935) on August 4, 2014 forming part of the Registrant’s Registration Statement on Form S-1, as amended (File No. 333-196935), originally filed on June 20, 2014 (the “Prospectus”). In the opinion of management, all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation have been included. The results of operations for the interim periods are not necessarily indicative of the results that may be expected for the full year or for any other interim period.

Nature of Operations

FCB Financial Holdings, Inc. (the “Company” or “FCB”), formerly known as Bond Street Holdings, Inc., is a national bank holding company with one wholly-owned national bank subsidiary, Florida Community Bank, National Association (“Florida Community Bank” or the “Bank), headquartered in Weston, Florida, provides a full range of banking and related services to individual and corporate customers through 54 banking centers located in Florida at June 30, 2014.

On June 13, 2014, Bond Street Holdings, Inc. changed its legal name to FCB Financial Holdings, Inc.

On July 31, 2014, the Securities and Exchange Commission declared effective the Company’s registration statement on Form S-1 registering the shares of the Company’s Class A common stock. The Class A common stock was authorized for trading on the New York Stock Exchange (“NYSE”) under the symbol “FCB.” On August 6, 2014, the Company completed the initial public offering of 7,520,000 shares of Class A common stock for $22.00 per share. Of the 7,520,000 shares sold, 4,554,045 shares were sold by the Company and 2,965,955 shares were sold by certain selling shareholders. In addition, on September 3, 2014, the Company sold an additional 720,000 shares of Class A common stock to cover the exercise of the underwriters’ over-allotment option. The Company received net proceeds of approximately $104.0 million from the offering, after deducting the underwriting discounts and commissions and estimated offering expenses. The Company did not receive any proceeds from the sale of shares by the selling shareholders.

Reclassifications

In certain instances, amounts reported in prior periods consolidated financial statements have been reclassified to conform to the current period presentation. Such reclassifications had no effect on previously reported cash flows, stockholders’ equity or net income.

Use of Estimates

The preparation of financial statements in conformity with U.S GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Material estimates that are susceptible to significant change in the near term are the allowance for credit losses, valuation of and accounting for loans covered by loss sharing arrangements with the FDIC and the related loss share receivable, valuation of and accounting for acquired loans, determination of fair value of financial instruments, valuation of goodwill, intangible assets and other purchase accounting adjustments.

NOTE 1. PRESENTATION OF FINANCIAL STATEMENTS

Bond Street Holdings, Inc. (the “Company”), formerly Bond Street Holdings LLC, was formed on April 1, 2009 and is a registered bank holding company incorporated in Delaware. In October 2010, the Company converted from a limited liability company to a corporation at which time the Class A and Class B interests were converted to Class A and Class B common stock on a 1:1 ratio. The Company’s wholly owned subsidiary, Florida Community Bank, N.A. (the “Bank”), is a federally-chartered, federally-insured commercial bank whose primary regulator is the Office of the Comptroller of the Currency (the “OCC”). Following receipt of final approval to become a new national bank from the OCC on January 22, 2010, the Bank acquired certain assets and assumed certain liabilities, including substantially all deposits, of Premier American Bank (“PAB”), Miami, Florida, and during 2010, also acquired certain assets and assumed certain liabilities of two additional failed depository institutions: Florida Community Bank (“FCB”), Immokalee, Florida; and Peninsula Bank (“PB”), Englewood, Florida (all three such acquisitions are referred to as the “2010 Acquisitions”). During the year ended December 31, 2011, the Bank acquired certain assets and assumed certain liabilities, including substantially all deposits, of five additional failed depository institutions: Sunshine State Community Bank (“SSCB”), Port Orange, Florida; First National Bank of Central Florida (“FNBCF”), Winter Park, Florida; Cortez Community Bank (“CCB”), Brooksville, Florida; Coastal Bank (“CB”), Cocoa Beach, Florida; and First Peoples Bank (“FPB”), Port St. Lucie, Florida (all five such acquisitions are referred to as the “2011 Acquisitions”; collectively the 2010 Acquisitions and the 2011 Acquisitions are referred to herein as the “Acquisitions”).

With respect to each of the Acquisitions, except for SSCB and FPB, the Bank entered into loss sharing agreements with the Federal Deposit Insurance Corporation (“FDIC”) providing for the FDIC to assume responsibility for certain losses on the acquired loan portfolios of, and other real estate owned (“OREO”) by, the acquired depository institutions.

The Company may undertake to acquire control of more depository institutions through auctions by the FDIC of failed depository institutions (an “Assisted Transaction”) or seek to acquire control of additional depository banking institutions in the United States outside of such process. See Note 23 “Subsequent Events”.

As of December 31, 2013, the Bank operated 41 branches in Florida, with operations extending from Naples to Sarasota and further to Brooksville, on the West Coast of Florida, from Miami to Daytona Beach on the East Coast of Florida, and Orlando in Central Florida.

The Company and the Bank are subject to regulations primarily of certain federal agencies and can be periodically examined by those agencies. As a consequence, the Company’s and the Bank’s business is susceptible to the impacts of federal legislation and regulations including but not limited to the Federal Reserve Bank (“FRB”), OCC and FDIC.